UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21574
Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	May 31
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust                                                                                 as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 136.7% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 3.1%
	Alliant Techsystems, Inc.
$666,000	Term Loan, 5.78%, Maturing March 31, 2009	$669,330
	CACI International, Inc.
4,189,802	Term Loan, 5.79%, Maturing May 3, 2011	4,236,938
	Delta Air Lines, Inc.
1,925,000	Term Loan, 13.51%, Maturing March 16, 2008	1,997,187
	Dresser Rand Group, Inc.
1,881,590	Term Loan, 6.75%, Maturing October 29, 2011	1,915,694
	Hexcel Corp.
785,111	Term Loan, 6.38%, Maturing March 1, 2012	793,944
	IAP Worldwide Services, Inc.
1,075,000	Term Loan, 7.63%, Maturing December 30, 2012	1,087,766
	K&F Industries, Inc.
754,637	Term Loan, 6.86%, Maturing November 18, 2012	764,778
	Mid-Western Aircraft Systems, Inc.
1,533,547	Term Loan, 6.85%, Maturing December 31, 2011	1,557,030
	Standard Aero Holdings, Inc.
2,957,575	Term Loan, 6.91%, Maturing August 24, 2012	2,940,016
	Transdigm, Inc.
2,954,918	Term Loan, 6.82%, Maturing July 22, 2010	2,998,781
	Vought Aircraft Industries, Inc.
1,307,576	Term Loan, 7.11%, Maturing December 22, 2011	1,322,123
	Wam Aquisition, S.A.
755,563	Term Loan, 7.28%, Maturing April 8, 2013	763,679
755,563	Term Loan, 7.78%, Maturing April 8, 2014	767,132
	Wyle Laboratories, Inc.
312,638	Term Loan, 7.44%, Maturing January 28, 2011	317,718
		$22,132,116
Automotive — 7.0%
	Accuride Corp.
2,529,212	Term Loan, 6.55%, Maturing January 31, 2012	2,562,724
	AE Europe Group, LLC
949,881	Term Loan, 7.86%, Maturing October 11, 2011	959,973
	Affina Group, Inc.
1,271,502	Term Loan, 7.67%, Maturing November 30, 2011	1,261,171
	Axletech International Holding, Inc.
1,950,000	Term Loan, 10.95%, Maturing April 21, 2013	1,966,249
	Collins & Aikman Products Co.
698,478	Term Loan, 11.00%, Maturing August 31, 2011	675,903
	CSA Acquisition Corp.
443,551	Term Loan, 7.06%, Maturing December 23, 2011	446,213

$713,539	Term Loan, 7.06%, Maturing December 23, 2011	$717,820
500,000	Term Loan, 7.19%, Maturing December 23, 2012	503,359
	Dayco Products, LLC
1,521,316	Term Loan, 7.30%, Maturing June 23, 2011	1,541,759
	Exide Technologies, Inc.
483,925	Term Loan, 10.25%, Maturing May 5, 2010	487,555
489,856	Term Loan, 10.25%, Maturing May 5, 2010	493,530
	Federal-Mogul Corp.
2,997,402	Revolving Loan, 6.13%, Maturing December 9, 2006 (2)	2,832,920
2,000,000	Term Loan, 7.06%, Maturing December 9, 2006	1,896,250
4,717,351	Revolving Loan, 7.95%, Maturing December 9, 2006 (2)	4,732,093
563,750	Term Loan, 8.35%, Maturing December 9, 2006	566,569
	Goodyear Tire & Rubber Co.
2,500,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	2,488,542
980,000	Term Loan, 5.94%, Maturing April 30, 2010	990,762
3,290,000	Term Loan, 7.06%, Maturing April 30, 2010	3,340,034
1,000,000	Term Loan, 7.81%, Maturing March 1, 2011	1,013,500
	HLI Operating Co., Inc.
1,428,434	Term Loan, 7.78%, Maturing June 3, 2009	1,437,106
	Key Automotive Group
3,351,072	Term Loan, 7.65%, Maturing June 29, 2010	3,351,072
	Keystone Automotive Operations, Inc.
1,825,000	Term Loan, 7.11%, Maturing October 30, 2010	1,832,984
	R.J. Tower Corp.
1,925,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,964,187
	TI Automotive, Ltd.
3,492,068	Term Loan, 7.94%, Maturing June 30, 2011	3,430,957
	TRW Automotive, Inc.
2,970,000	Term Loan, 6.00%, Maturing October 31, 2010	2,987,077
2,999,211	Term Loan, 6.25%, Maturing June 30, 2012	3,007,750
	United Components, Inc.
1,578,949	Term Loan, 7.22%, Maturing June 30, 2010	1,605,102
	Visteon Corp.
575,000	Term Loan, 9.18%, Maturing June 20, 2007	582,475
		$49,675,636
Beverage and Tobacco — 2.1%
	Alliance One International, Inc.
878,363	Term Loan, 8.03%, Maturing May 13, 2010	883,303
	Constellation Brands, Inc.
4,375,728	Term Loan, 5.90%, Maturing November 30, 2011	4,437,535
	Culligan International Co.
3,697,650	Term Loan, 7.07%, Maturing September 30, 2011	3,750,804
	National Dairy Holdings, L.P.
833,700	Term Loan, 6.61%, Maturing March 15, 2012	838,390
	National Distribution Co.
875,000	Term Loan, 11.11%, Maturing June 22, 2010	877,187

	Southern Wine & Spirits of America, Inc.
$2,949,713	Term Loan, 6.03%, Maturing June 1, 2012	$2,981,514
	Sunny Delight Beverages Co.
737,994	Term Loan, 8.61%, Maturing August 20, 2010	732,459
		$14,501,192
Building and Development — 8.6%
	AP-Newkirk Holdings, LLC
2,200,000	Term Loan, 7.07%, Maturing December 21, 2007	2,219,708
	Biomed Realty, L.P.
3,385,000	Term Loan, 6.82%, Maturing May 31, 2010	3,393,462
	Capital Automotive REIT
1,475,000	Term Loan, 6.34%, Maturing December 16, 2010	1,483,759
	DMB / CH II, LLC
425,600	Term Loan, 7.06%, Maturing September 9, 2009	426,664
	Epco / Fantome, LLC
1,700,000	Term Loan, 7.61%, Maturing November 23, 2010	1,704,250
	Formica Corp.
867,246	Term Loan, 9.57%, Maturing June 10, 2010	871,582
443,513	Term Loan, 9.57%, Maturing June 10, 2010	445,731
1,244,042	Term Loan, 9.57%, Maturing June 10, 2010	1,250,263
357,886	Term Loan, 9.57%, Maturing June 10, 2010	359,676
	FT-FIN Acquisition, LLC
1,372,784	Term Loan, 9.19%, Maturing November 17, 2007	1,376,216
	Gables GP, Inc.
1,593,605	Term Loan, 6.32%, Maturing September 30, 2006	1,603,851
	Hovstone Holdings, LLC
1,365,000	Term Loan, 6.90%, Maturing February 28, 2009	1,368,412
	Kyle Acquisition Group, LLC
528,783	Term Loan, 6.63%, Maturing July 20, 2010	532,419
	Landsource Communities, LLC
2,000,000	Term Loan, 7.13%, Maturing March 31, 2010	2,021,250
	LNR Property Corp.
3,005,453	Term Loan, 7.57%, Maturing February 3, 2008	3,036,448
1,027,850	Term Loan, 7.57%, Maturing February 3, 2008	1,034,274
	LNR Property Holdings Corp.
943,488	Term Loan, 9.07%, Maturing March 3, 2008	951,744
	Mueller Group, Inc.
2,842,875	Term Loan, 6.84%, Maturing October 3, 2012	2,881,203
	NCI Building Systems, Inc.
498,701	Term Loan, 6.13%, Maturing June 18, 2010	501,974
	Newkirk Master, L.P.
3,581,078	Term Loan, 6.38%, Maturing August 11, 2008	3,613,158
	Nortek, Inc.
5,023,500	Term Loan, 6.94%, Maturing August 27, 2011	5,070,595
	Panolam Industries Holdings, Inc.
698,250	Term Loan, 7.28%, Maturing September 30, 2012	703,487

	Shea Capital I, LLC
$700,000	Term Loan, 6.69%, Maturing October 27, 2011	$700,875
	South Edge, LLC
843,750	Term Loan, 6.57%, Maturing October 31, 2009	849,903
	St. Marys Cement, Inc.
5,897,242	Term Loan, 6.53%, Maturing December 4, 2010	5,993,073
	Stile Acquisition Corp.
2,249,837	Term Loan, 6.63%, Maturing April 6, 2013	2,214,683
	Stile U.S. Acquisition Corp.
2,253,669	Term Loan, 6.63%, Maturing April 6, 2013	2,218,456
	TE / Tousa Senior, LLC
1,700,000	Term Loan, 7.75%, Maturing July 29, 2008	1,714,875
	The Woodlands Community Property Co.
1,141,000	Term Loan, 6.78%, Maturing November 30, 2007	1,149,557
357,000	Term Loan, 8.78%, Maturing November 30, 2007	362,355
	Tousa / Kolter, LLC
2,305,000	Term Loan, 5.88%, Maturing January 7, 2008 (2)	2,316,525
	TRU 2005 RE Holding Co.
4,575,000	Term Loan, 7.57%, Maturing December 9, 2008	4,553,077
	Trustreet Properties, Inc.
1,640,000	Term Loan, 6.57%, Maturing April 8, 2010	1,656,400
		$60,579,905
Business Equipment and Services — 5.9%
	Acco Brands Corp.
1,708,375	Term Loan, 6.37%, Maturing August 17, 2012	1,726,171
	Affinion Group, Inc.
2,524,884	Term Loan, 7.49%, Maturing October 17, 2012	2,524,884
	Allied Security Holdings, LLC
2,650,286	Term Loan, 8.28%, Maturing June 30, 2010	2,678,445
	Baker & Taylor, Inc.
2,000,000	Term Loan, 11.00%, Maturing May 6, 2011	2,020,000
	Buhrmann US, Inc.
1,456,530	Term Loan, 6.34%, Maturing December 31, 2010	1,477,013
	DynCorp International, LLC
1,359,725	Term Loan, 7.13%, Maturing February 11, 2011	1,374,455
	Global Imaging Systems, Inc.
496,222	Term Loan, 6.01%, Maturing May 10, 2010	499,943
	Info USA, Inc.
675,000	Term Loan, 8.25%, Maturing February 14, 2012	679,219
	Iron Mountain, Inc.
3,503,596	Term Loan, 6.56%, Maturing April 2, 2011	3,538,085
	Language Line, Inc.
4,458,496	Term Loan, 8.88%, Maturing June 11, 2011	4,491,935
	Mitchell International, Inc.
813,936	Term Loan, 6.53%, Maturing August 15, 2011	825,636

	Protection One, Inc.
$1,024,141	Term Loan, 7.72%, Maturing April 18, 2011	$1,035,022
	RGIS Holdings, LLC
1,275,000	Term Loan, 7.12%, Maturing February 15, 2013	1,275,000
	SGS International, Inc.
775,000	Term Loan, 7.18%, Maturing December 30, 2011	786,625
	Sungard Data Systems, Inc.
14,527,000	Term Loan, 7.22%, Maturing February 11, 2013	14,752,038
	Transaction Network Services, Inc.
869,764	Term Loan, 6.48%, Maturing May 4, 2012	874,113
	Western Inventory Services
575,000	Term Loan, 11.28%, Maturing October 14, 2011	579,312
	Williams Scotsman, Inc.
850,000	Term Loan, 6.91%, Maturing June 28, 2010	861,511
		$41,999,407
Cable and Satellite Television — 7.7%
	Adelphia Communications Corp.
3,760,071	DIP Loan, 6.88%, Maturing March 31, 2006	3,778,871
	Atlantic Broadband Finance, LLC
4,000,000	Term Loan, 7.20%, Maturing September 1, 2011	4,072,500
	Bragg Communications, Inc.
2,181,775	Term Loan, 6.81%, Maturing August 31, 2011	2,206,320
	Bresnan Communications, LLC
1,884,762	Term Loan, 8.07%, Maturing September 30, 2010	1,892,420
	Canadian Cable Acquisition Co., Inc.
1,970,000	Term Loan, 7.53%, Maturing July 30, 2011	1,994,625
	Cebridge Connections, Inc.
1,969,925	Term Loan, 10.43%, Maturing February 23, 2010	2,048,722
	Charter Communications Operating, LLC
4,993,791	Term Loan, 7.67%, Maturing April 27, 2010	5,028,124
10,329,658	Term Loan, 7.92%, Maturing April 27, 2011	10,460,297
	Insight Midwest Holdings, LLC
980,000	Term Loan, 6.56%, Maturing December 31, 2009	994,812
	MCC Iowa, LLC
2,200,000	Term Loan, 5.87%, Maturing March 31, 2010	2,200,785
2,955,169	Term Loan, 6.69%, Maturing February 3, 2014	2,999,496
	Mediacom Illinois, LLC
4,108,500	Term Loan, 6.79%, Maturing March 31, 2013	4,170,127
	NTL, Inc.
5,000,000	Term Loan, 7.57%, Maturing April 13, 2012	5,028,125
	UGS Corp.
4,923,043	Term Loan, 6.61%, Maturing March 31, 2012	4,988,682
	UPC Broadband Holdings B.V.
2,660,000	Term Loan, 7.28%, Maturing September 30, 2012	2,695,389
		$54,559,295

Chemicals and Plastics — 9.3%
	Basell Af S.A.R.L.
$312,500	Term Loan, 7.31%, Maturing August 1, 2013	$318,164
62,500	Term Loan, 7.31%, Maturing August 1, 2013	63,633
312,500	Term Loan, 7.67%, Maturing August 1, 2014	318,164
62,500	Term Loan, 7.67%, Maturing August 1, 2014	63,633
	Brenntag Holding GmbH and Co. KG
432,000	Term Loan, 7.07%, Maturing December 23, 2013	439,020
1,768,000	Term Loan, 7.07%, Maturing December 23, 2013	1,796,067
1,100,000	Term Loan, 11.07%, Maturing December 23, 2015	1,135,750
	Celanese Holdings, LLC
6,803,463	Term Loan, 6.53%, Maturing April 6, 2011	6,891,908
	Gentek, Inc.
621,475	Term Loan, 7.14%, Maturing February 25, 2011	626,816
895,000	Term Loan, 10.35%, Maturing February 25, 2012	901,153
	Hercules, Inc.
2,954,887	Term Loan, 6.31%, Maturing October 8, 2010	2,981,357
	Hexion Specialty Chemicals, Inc.
185,000	Term Loan, 4.29%, Maturing May 31, 2012	188,064
1,076,292	Term Loan, 7.06%, Maturing May 31, 2012	1,094,118
779,384	Term Loan, 7.13%, Maturing May 31, 2012	792,292
	Huntsman, LLC
6,456,295	Term Loan, 6.32%, Maturing August 16, 2012	6,501,689
	Ineos Group
1,800,000	Term Loan, 6.83%, Maturing December 14, 2013	1,825,875
1,800,000	Term Loan, 7.33%, Maturing December 14, 2014	1,825,875
	Innophos, Inc.
2,995,650	Term Loan, 6.82%, Maturing August 13, 2010	3,038,089
	Invista B.V.
7,875,000	Term Loan, 6.32%, Maturing April 30, 2010	7,973,437
	ISP Chemo, Inc.
2,450,000	Term Loan, 6.50%, Maturing February 16, 2013	2,450,000
	Kraton Polymer, LLC
1,845,433	Term Loan, 7.02%, Maturing December 23, 2010	1,873,114
	Mosaic Co.
1,588,000	Term Loan, 6.18%, Maturing February 21, 2012	1,605,269
	Nalco Co.
6,416,248	Term Loan, 6.34%, Maturing November 4, 2010	6,488,873
	PQ Corp.
580,613	Term Loan, 6.56%, Maturing February 11, 2012	588,233
	Professional Paint, Inc.
1,434,375	Term Loan, 7.38%, Maturing September 30, 2011	1,443,340
	Rockwood Specialties Group, Inc.
6,410,250	Term Loan, 6.67%, Maturing December 10, 2012	6,500,397
	Solo Cup Co.
4,909,750	Term Loan, 7.03%, Maturing February 27, 2011	4,961,916

	Wellman, Inc.
$750,000	Term Loan, 8.68%, Maturing February 10, 2009	$763,125
		$65,449,371
Clothing / Textiles — 0.3%
	St. John Knits International, Inc.
786,376	Term Loan, 6.81%, Maturing March 23, 2012	797,189
	The William Carter Co.
1,344,566	Term Loan, 6.49%, Maturing July 14, 2012	1,360,813
		$2,158,002
Conglomerates — 3.5%
	Amsted Industries, Inc.
1,748,725	Term Loan, 7.13%, Maturing October 15, 2010	1,775,685
	Blount, Inc.
536,141	Term Loan, 7.06%, Maturing August 9, 2010	541,726
	Euramax International, Inc.
680,337	Term Loan, 7.25%, Maturing June 28, 2012	682,038
501,316	Term Loan, 11.54%, Maturing June 28, 2013	482,516
248,684	Term Loan, 11.54%, Maturing June 28, 2013	239,359
	Goodman Global Holdings, Inc.
1,192,121	Term Loan, 6.94%, Maturing December 23, 2011	1,202,181
	Jarden Corp.
1,238,758	Term Loan, 6.28%, Maturing January 24, 2012	1,247,739
3,139,236	Term Loan, 6.53%, Maturing January 24, 2012	3,174,273
	Johnson Diversey, Inc.
4,295,225	Term Loan, 7.18%, Maturing December 16, 2011	4,346,231
	Polymer Group, Inc.
2,875,000	Term Loan, 6.77%, Maturing November 22, 2012	2,911,386
	PP Acquisition Corp.
4,000,683	Term Loan, 7.53%, Maturing November 12, 2011	4,035,689
	Rexnord Corp.
2,832,002	Term Loan, 6.89%, Maturing December 31, 2011	2,866,221
	US Investigations Services, Inc.
798,000	Term Loan, 7.00%, Maturing October 14, 2012	805,481
600,000	Term Loan, 7.04%, Maturing October 14, 2013	605,625
		$24,916,150
Containers and Glass Products — 7.4%
	Berry Plastics Corp.
2,883,931	Term Loan, 6.45%, Maturing December 2, 2011	2,926,890
	BWAY Corp.
5,003,080	Term Loan, 6.81%, Maturing June 30, 2011	5,074,219
	Crown America, Inc.
700,000	Term Loan, 6.00%, Maturing November 15, 2012	705,687
	Dr. Pepper / Seven Up Bottling Group, Inc.
4,038,126	Term Loan, 6.57%, Maturing December 19, 2010	4,098,698

	Graham Packaging Holdings Co.
$5,346,000	Term Loan, 6.84%, Maturing October 7, 2011	$5,422,849
2,000,000	Term Loan, 8.81%, Maturing April 7, 2012	2,050,000
	Graphic Packaging International, Inc.
8,792,639	Term Loan, 6.98%, Maturing August 8, 2010	8,944,153
	IPG (US), Inc.
3,258,751	Term Loan, 6.74%, Maturing July 28, 2011	3,306,273
	JSG Acquisitions
2,055,000	Term Loan, 6.94%, Maturing December 31, 2013	2,053,972
2,055,000	Term Loan, 7.44%, Maturing December 13, 2014	2,053,972
	Kranson Industries, Inc.
2,570,850	Term Loan, 7.28%, Maturing July 30, 2011	2,602,986
	Owens-Illinois, Inc.
2,907,870	Term Loan, 6.36%, Maturing April 1, 2007	2,921,196
2,586,212	Term Loan, 6.39%, Maturing April 1, 2008	2,603,185
	Smurfit-Stone Container Corp.
656,041	Term Loan, 4.29%, Maturing November 1, 2010	665,021
1,649,825	Term Loan, 6.79%, Maturing November 1, 2011	1,673,129
748,125	Term Loan, 6.81%, Maturing November 1, 2011	758,692
4,707,776	Term Loan, 6.83%, Maturing November 1, 2011	4,774,273
		$52,635,195
Cosmetics / Toiletries — 0.8%
	American Safety Razor Co.
941,976	Term Loan, 7.56%, Maturing February 28, 2012	956,106
	Prestige Brands, Inc.
2,461,187	Term Loan, 7.24%, Maturing April 6, 2011	2,490,414
	Revlon Consumer Products Corp.
1,859,375	Term Loan, 10.50%, Maturing July 9, 2010	1,916,900
		$5,363,420
Drugs — 1.1%
	Patheon, Inc.
2,050,000	Term Loan, 6.91%, Maturing December 14, 2011	2,062,812
	Warner Chilcott Corp.
55,205	Term Loan, 7.36%, Maturing January 31, 2006	55,649
11,041	Term Loan, 7.44%, Maturing June 30, 2006	11,130
1,407,068	Term Loan, 7.28%, Maturing January 18, 2012	1,418,391
650,026	Term Loan, 7.28%, Maturing January 18, 2012	655,257
3,491,907	Term Loan, 7.36%, Maturing January 18, 2012	3,520,007
		$7,723,246
Ecological Services and Equipment — 1.8%
	Alderwoods Group, Inc.
911,167	Term Loan, 6.38%, Maturing September 29, 2009	922,557
	Allied Waste Industries, Inc.
1,502,486	Term Loan, 4.31%, Maturing January 15, 2012	1,520,799
3,869,944	Term Loan, 6.44%, Maturing January 15, 2012	3,914,487

	Envirocare of Utah, LLC
$1,576,136	Term Loan, 7.38%, Maturing April 15, 2010	$1,594,196
500,000	Term Loan, 10.13%, Maturing April 15, 2012	510,833
	Environmental Systems, Inc.
1,856,203	Term Loan, 8.20%, Maturing December 12, 2008	1,891,588
	IESI Corp.
1,400,000	Term Loan, 6.63%, Maturing January 20, 2012	1,417,063
	Sensus Metering Systems, Inc.
829,636	Term Loan, 7.29%, Maturing December 17, 2010	838,711
107,254	Term Loan, 7.35%, Maturing December 17, 2010	108,427
		$12,718,661
Electronics / Electrical — 3.9%
	AMI Semiconductor, Inc.
2,285,185	Term Loan, 6.11%, Maturing April 1, 2012	2,301,371
	Aspect Software, Inc.
1,200,000	Term Loan, 6.56%, Maturing September 22, 2010	1,213,876
	Avago Technologies Finance PTE
1,371,563	Term Loan, 7.07%, Maturing December 1, 2012	1,375,849
	Communications & Power, Inc.
1,775,550	Term Loan, 6.82%, Maturing July 23, 2010	1,792,565
	Enersys Capital, Inc.
1,970,000	Term Loan, 6.54%, Maturing March 17, 2011	1,994,625
	Fairchild Semiconductor Corp.
1,361,232	Term Loan, 6.31%, Maturing December 31, 2010	1,371,441
	Invensys International Holdings Limited
3,377,737	Term Loan, 7.79%, Maturing September 4, 2009	3,428,403
	Network Solutions, LLC
1,075,000	Term Loan, 11.50%, Maturing January 9, 2012	1,080,375
	Rayovac Corp.
3,855,195	Term Loan, 7.03%, Maturing February 7, 2012	3,908,203
	Security Co., Inc.
985,011	Term Loan, 9.50%, Maturing June 30, 2010	993,630
3,000,000	Term Loan, 12.06%, Maturing June 30, 2011	3,041,250
	SSA Global Technologies, Inc.
497,500	Term Loan, 6.52%, Maturing September 22, 2011	501,542
	Telcordia Technologies, Inc.
2,931,616	Term Loan, 7.31%, Maturing September 15, 2012	2,904,132
	Vertafore, Inc.
950,000	Term Loan, 10.87%, Maturing January 31, 2013	962,469
	Viasystems, Inc.
739,398	Term Loan, 8.83%, Maturing September 30, 2009	745,406
		$27,615,137

Equipment Leasing — 1.5%
	Ashtead Group, PLC
$2,970,000	Term Loan, 6.50%, Maturing November 12, 2009	$3,003,412
	The Hertz Corp.
520,889	Term Loan, 0.00%, Maturing December 21, 2012 (2)	528,409
444,444	Term Loan, 4.50%, Maturing December 21, 2012	451,921
3,034,667	Term Loan, 6.89%, Maturing December 21, 2012	3,085,719
	United Rentals, Inc.
334,029	Term Loan, 4.39%, Maturing February 14, 2011	338,344
3,118,362	Term Loan, 6.86%, Maturing February 14, 2011	3,158,642
		$10,566,447
Financial Intermediaries — 3.4%
	AIMCO Properties, L.P.
1,450,000	Term Loan, 6.35%, Maturing November 2, 2009	1,466,766
500,000	Term Loan, 6.65%, Maturing November 2, 2009	506,719
	Ameritrade Holding Corp.
4,700,000	Term Loan, 6.08%, Maturing December 31, 2012	4,734,371
	Coinstar, Inc.
5,000,060	Term Loan, 6.55%, Maturing July 7, 2011	5,053,186
	Fidelity National Information Solutions, Inc.
7,114,800	Term Loan, 6.32%, Maturing March 9, 2013	7,173,440
	LPL Holdings, Inc.
4,025,000	Term Loan, 7.88%, Maturing June 30, 2013	4,047,641
	The Macerich Partnership, L.P.
1,350,000	Term Loan, 6.13%, Maturing April 25, 2010	1,359,562
		$24,341,685
Food Products — 1.7%
	Acosta, Inc.
3,700,000	Term Loan, 6.91%, Maturing December 6, 2012	3,750,875
	Chiquita Brands, LLC
761,175	Term Loan, 6.61%, Maturing June 28, 2012	770,056
	Del Monte Corp.
972,650	Term Loan, 6.14%, Maturing February 8, 2012	986,997
	Doane Pet Care Co.
598,500	Term Loan, 6.77%, Maturing October 21, 2012	607,477
	Dole Food Company, Inc.
1,210,415	Term Loan, 6.20%, Maturing April 18, 2012	1,218,305
	Herbalife International, Inc.
280,542	Term Loan, 6.40%, Maturing December 21, 2010	283,347
	Michael Foods, Inc.
600,000	Term Loan, 6.66%, Maturing November 21, 2010	608,500
	Pinnacle Foods Holdings Corp.
1,796,004	Term Loan, 7.78%, Maturing November 25, 2010	1,827,658

	Reddy Ice Group, Inc.
$2,190,000	Term Loan, 6.32%, Maturing August 9, 2012	$2,213,954
		$12,267,169
Food Service — 3.5%
	AFC Enterprises, Inc.
905,450	Term Loan, 6.81%, Maturing May 11, 2011	916,768
	Buffets, Inc.
1,000,000	Term Loan, 3.60%, Maturing June 28, 2009	1,010,000
1,184,619	Term Loan, 8.19%, Maturing June 28, 2009	1,196,465
	Burger King Corp.
1,019,875	Term Loan, 6.13%, Maturing June 30, 2012	1,026,759
	Carrols Corp.
582,450	Term Loan, 7.00%, Maturing December 31, 2010	591,733
	CKE Restaurants, Inc.
2,029,426	Term Loan, 6.63%, Maturing May 1, 2010	2,053,526
	Denny’s, Inc.
2,524,523	Term Loan, 7.76%, Maturing September 30, 2009	2,572,910
	Domino’s, Inc.
6,299,813	Term Loan, 6.06%, Maturing June 25, 2010	6,369,376
	Gate Gourmet Borrower, LLC
477,504	Term Loan, 12.07%, Maturing December 31, 2008	478,549
1,197,579	Term Loan, 9.50%, Maturing December 31, 2009 (3)	1,556,852
	Jack in the Box, Inc.
982,456	Term Loan, 6.06%, Maturing January 8, 2011	992,894
	Weight Watchers International, Inc.
4,443,750	Term Loan, 6.10%, Maturing March 31, 2010	4,495,595
	Weightwatchers.com, Inc.
1,250,000	Term Loan, 9.49%, Maturing June 16, 2011	1,267,969
		$24,529,396
Food / Drug Retailers — 2.0%
	General Nutrition Centers, Inc.
1,012,302	Term Loan, 7.70%, Maturing December 7, 2009	1,026,538
	Giant Eagle, Inc.
2,069,813	Term Loan, 6.07%, Maturing November 7, 2012	2,082,426
	Roundy’s Supermarkets, Inc.
3,825,000	Term Loan, 7.61%, Maturing November 3, 2011	3,856,556
	The Jean Coutu Group (PJC), Inc.
5,892,654	Term Loan, 6.94%, Maturing July 30, 2011	5,970,402
	The Pantry, Inc.
900,000	Term Loan, 6.39%, Maturing January 2, 2012	910,687
		$13,846,609
Forest Products — 2.1%
	Appleton Papers, Inc.
3,608,426	Term Loan, 6.58%, Maturing June 11, 2010	3,649,472

	Boise Cascade Holdings, LLC
$3,515,269	Term Loan, 6.29%, Maturing October 29, 2011	$3,564,602
	Buckeye Technologies, Inc.
2,276,497	Term Loan, 6.46%, Maturing March 15, 2008	2,283,611
	NewPage Corp.
2,885,500	Term Loan, 7.56%, Maturing May 2, 2011	2,928,782
	RLC Industries Co.
1,238,335	Term Loan, 6.03%, Maturing February 24, 2010	1,245,300
	Xerium Technologies, Inc.
1,467,407	Term Loan, 6.78%, Maturing November 19, 2011	1,466,032
		$15,137,799
Healthcare — 9.2%
	Accellent, Inc.
380,000	Term Loan, 6.80%, Maturing November 22, 2012	383,919
	Alliance Imaging, Inc.
500,000	Term Loan, 7.18%, Maturing December 29, 2011	500,812
	Ameripath, Inc.
970,000	Term Loan, 6.57%, Maturing October 31, 2012	982,580
	AMN Healthcare, Inc.
600,000	Term Loan, 6.53%, Maturing November 2, 2011	607,688
	AMR HoldCo, Inc.
613,532	Term Loan, 6.84%, Maturing February 10, 2012	621,201
	Carl Zeiss Topco GMBH
410,000	Term Loan, 6.95%, Maturing February 28, 2013	413,587
820,000	Term Loan, 7.45%, Maturing February 28, 2014	826,150
375,000	Term Loan, 9.70%, Maturing August 31, 2014	382,500
	Colgate Medical, Ltd.
141,148	Term Loan, 6.60%, Maturing December 30, 2008	141,942
	Community Health Systems, Inc.
9,612,350	Term Loan, 6.56%, Maturing August 19, 2011	9,744,520
	Concentra Operating Corp.
2,668,313	Term Loan, 6.69%, Maturing September 30, 2011	2,704,447
	Davita, Inc.
8,054,813	Term Loan, 6.79%, Maturing October 5, 2012	8,182,344
	Encore Medical IHC, Inc.
1,626,490	Term Loan, 7.54%, Maturing October 4, 2010	1,644,788
	FGX International, Inc.
590,077	Term Loan, 8.50%, Maturing December 12, 2012	575,325
	FHC Health Systems, Inc.
2,000,000	Term Loan, 13.41%, Maturing February 7, 2011	2,035,000
	Genoa Healthcare Group, LLC
453,976	Term Loan, 7.75%, Maturing August 12, 2012	459,651
	Hanger Orthopedic Group, Inc.
2,462,214	Term Loan, 8.27%, Maturing September 30, 2009	2,499,147
	Healthcare Partners, LLC
437,938	Term Loan, 6.89%, Maturing March 2, 2011	442,454

	Healthsouth Corp.
$1,574,426	Term Loan, 7.11%, Maturing June 14, 2007	$1,581,807
434,043	Term Loan, 2.50%, Maturing March 21, 2010	436,078
	Iasis Healthcare, LLC
3,940,000	Term Loan, 6.79%, Maturing June 22, 2011	3,998,280
	Kinetic Concepts, Inc.
1,402,543	Term Loan, 6.28%, Maturing August 11, 2010	1,419,490
	Leiner Health Products, Inc.
2,462,500	Term Loan, 7.70%, Maturing May 27, 2011	2,499,437
	Lifecare Holdings, Inc.
972,563	Term Loan, 6.82%, Maturing August 11, 2012	886,248
	Lifepoint Hospitals, Inc.
4,417,704	Term Loan, 6.19%, Maturing April 15, 2012	4,449,304
	Magellan Health Services, Inc.
2,162,162	Term Loan, 4.45%, Maturing August 15, 2008	2,186,486
2,702,703	Term Loan, 6.74%, Maturing August 15, 2008	2,733,108
	Matria Healthcare, Inc.
96,154	Term Loan, 7.02%, Maturing January 19, 2007	96,454
600,000	Term Loan, 8.75%, Maturing January 19, 2007	612,750
203,846	Term Loan, 6.90%, Maturing January 19, 2012	206,139
	Medcath Holdings Corp.
428,762	Term Loan, 7.11%, Maturing July 2, 2011	431,441
	National Mentor, Inc.
873,671	Term Loan, 7.08%, Maturing September 30, 2011	885,412
	PER-SE Technologies, Inc.
1,168,678	Term Loan, 6.79%, Maturing January 6, 2013	1,186,208
	Renal Advantage, Inc.
374,063	Term Loan, 7.07%, Maturing October 5, 2012	377,920
	Select Medical Holding Corp.
2,346,041	Term Loan, 6.52%, Maturing February 24, 2012	2,316,715
	Sunrise Medical Holdings, Inc.
1,000,000	Term Loan, 7.89%, Maturing May 13, 2010	1,001,250
	Talecris Biotherapeutics, Inc.
1,116,563	Term Loan, 8.02%, Maturing March 31, 2010	1,113,771
	Vanguard Health Holding Co., LLC
1,361,276	Term Loan, 6.95%, Maturing September 23, 2011	1,380,206
	VWR International, Inc.
1,996,000	Term Loan, 7.12%, Maturing April 7, 2011	2,027,188
		$64,973,747
Home Furnishings — 1.5%
	Knoll, Inc.
2,079,788	Term Loan, 6.53%, Maturing October 3, 2012	2,112,284
	National Bedding Company, LLC
550,000	Term Loan, 9.53%, Maturing August 31, 2012	558,250
	Sealy Mattress Co.
2,731,858	Term Loan, 6.29%, Maturing April 6, 2012	2,766,433

	Simmons Co.
$4,994,757	Term Loan, 7.36%, Maturing December 19, 2011	$5,062,655
		$10,499,622
Industrial Equipment — 1.1%
	Alliance Laundry Holdings, LLC
522,150	Term Loan, 6.73%, Maturing January 27, 2012	529,656
	Douglas Dynamics Holdings, Inc.
1,006,952	Term Loan, 6.28%, Maturing December 16, 2010	1,022,057
	Flowserve Corp.
2,270,576	Term Loan, 6.36%, Maturing August 10, 2012	2,302,151
	Gleason Corp.
485,340	Term Loan, 7.12%, Maturing July 27, 2011	491,407
1,990,000	Term Loan, 10.08%, Maturing January 31, 2012	2,024,825
	Itron, Inc.
202,703	Term Loan, 7.00%, Maturing December 17, 2010	203,970
	Mainline, L.P.
1,337,778	Term Loan, 6.88%, Maturing December 17, 2011	1,347,811
		$7,921,877
Insurance — 1.2%
	ARG Holdings, Inc.
1,400,000	Term Loan, 11.67%, Maturing November 30, 2012	1,421,000
	CCC Information Services Group
775,000	Term Loan, 7.07%, Maturing February 10, 2013	786,868
	Conseco, Inc.
3,633,198	Term Loan, 6.57%, Maturing June 22, 2010	3,669,530
	U.S.I. Holdings Corp.
967,632	Term Loan, 7.07%, Maturing August 11, 2007	971,866
1,381,050	Term Loan, 7.07%, Maturing August 11, 2008	1,387,092
		$8,236,356
Leisure Goods / Activities / Movies — 7.7%
	24 Hour Fitness Worldwide, Inc.
1,865,000	Term Loan, 7.62%, Maturing June 8, 2012	1,895,306
	Alliance Atlantis Communications, Inc.
692,765	Term Loan, 6.11%, Maturing December 20, 2011	699,982
	AMC Entertainment, Inc.
2,100,000	Term Loan, 6.71%, Maturing January 26, 2013	2,123,789
	Cinemark, Inc.
4,917,425	Term Loan, 6.53%, Maturing March 31, 2011	4,995,489
	Deluxe Entertainment Services
1,050,000	Term Loan, 8.33%, Maturing January 28, 2011	1,086,750
	Fender Musical Instruments Co.
785,000	Term Loan, 8.72%, Maturing March 30, 2012	794,812
	HEI Acquisition, LLC
650,000	Term Loan, 7.08%, Maturing December 31, 2011	657,312

	Mega Blocks, Inc.
$1,815,875	Term Loan, 6.44%, Maturing July 26, 2012	$1,836,304
	Metro-Goldwyn-Mayer Holdings, Inc.
10,220,000	Term Loan, 6.78%, Maturing April 8, 2012	10,351,818
	Regal Cinemas Corp.
9,558,836	Term Loan, 6.53%, Maturing November 10, 2010	9,678,924
	Riddell Bell Holdings, Inc.
987,500	Term Loan, 7.03%, Maturing September 30, 2011	991,203
	Six Flags Theme Parks, Inc.
7,982,556	Term Loan, 7.11%, Maturing June 30, 2009	8,087,950
	Southwest Sports Group, LLC
2,000,000	Term Loan, 7.07%, Maturing December 22, 2010	2,025,000
	Universal City Development Partners, Ltd.
2,059,200	Term Loan, 6.67%, Maturing June 9, 2011	2,087,086
	WMG Acquisition Corp.
6,433,455	Term Loan, 6.67%, Maturing February 28, 2011	6,513,371
	Yankees Holdings & YankeeNets, LLC
628,571	Term Loan, 7.03%, Maturing June 25, 2007	631,714
		$54,456,810
Lodging and Casinos — 3.8%
	Alliance Gaming Corp.
2,775,547	Term Loan, 8.18%, Maturing September 4, 2009	2,805,905
	Ameristar Casinos, Inc.
1,225,000	Term Loan, 6.19%, Maturing November 10, 2012	1,238,016
	CCM Merger, Inc.
1,588,273	Term Loan, 6.57%, Maturing July 13, 2012	1,603,163
	Columbia Entertainment
338,438	Term Loan, 7.03%, Maturing October 24, 2011	341,082
	Globalcash Access, LLC
656,910	Term Loan, 6.86%, Maturing March 10, 2010	665,943
	Isle of Capri Casinos, Inc.
2,504,700	Term Loan, 6.29%, Maturing February 4, 2011	2,540,079
	Penn National Gaming, Inc.
7,256,813	Term Loan, 5.74%, Maturing October 3, 2012	7,363,401
	Pinnacle Entertainment, Inc.
800,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	804,250
700,000	Term Loan, 6.57%, Maturing December 14, 2011	707,438
	Resorts International Holdings, LLC
1,191,833	Term Loan, 7.53%, Maturing April 26, 2012	1,190,343
1,447,983	Term Loan, 12.03%, Maturing April 26, 2013	1,348,434
	Venetian Casino Resort, LLC
3,770,887	Term Loan, 6.28%, Maturing June 15, 2011	3,811,835
777,502	Term Loan, 6.28%, Maturing June 15, 2011	785,945
	Wynn Las Vegas, LLC
1,370,000	Term Loan, 6.74%, Maturing December 14, 2011	1,385,555
		$26,591,389

Nonferrous Metals / Minerals — 2.6%
	Alpha Natural Resources, LLC
$975,000	Term Loan, 6.32%, Maturing October 26, 2012	$982,922
	Carmeuse Lime, Inc.
673,750	Term Loan, 6.43%, Maturing May 2, 2011	677,119
	Foundation Coal Corp.
5,249,521	Term Loan, 6.35%, Maturing July 30, 2011	5,338,837
	ICG, LLC
88,348	Term Loan, 7.41%, Maturing November 5, 2010	88,321
	International Mill Service, Inc.
2,000,000	Term Loan, 10.53%, Maturing October 26, 2011	2,030,000
	Magnequench International, Inc.
2,288,625	Term Loan, 8.00%, Maturing August 31, 2009	2,294,347
	Murray Energy Corp.
970,200	Term Loan, 7.61%, Maturing January 28, 2010	972,626
	Novelis, Inc.
1,372,278	Term Loan, 6.44%, Maturing January 6, 2012	1,390,075
2,386,270	Term Loan, 6.44%, Maturing January 6, 2012	2,417,217
	Stillwater Mining Co.
365,466	Term Loan, 6.88%, Maturing June 30, 2007	370,034
	Trout Coal Holdings, LLC
1,600,000	Term Loan, 11.24%, Maturing March 23, 2012	1,584,000
		$18,145,498
Oil and Gas — 4.6%
	Coffeyville Resources, LLC
850,000	Term Loan, 11.31%, Maturing June 24, 2013	878,422
	Dresser, Inc.
945,122	Term Loan, 7.11%, Maturing March 31, 2007	961,662
	El Paso Corp.
2,205,750	Term Loan, 4.29%, Maturing November 23, 2009	2,229,338
3,602,725	Term Loan, 7.31%, Maturing November 23, 2009	3,649,009
	Epco Holdings, Inc.
2,262,150	Term Loan, 6.54%, Maturing August 18, 2010	2,293,255
	Key Energy Services, Inc.
1,335,000	Term Loan, 7.68%, Maturing June 30, 2012	1,355,859
	LB Pacific, L.P.
1,625,231	Term Loan, 7.09%, Maturing March 3, 2012	1,649,610
	Lyondell-Citgo Refining, L.P.
3,447,500	Term Loan, 6.53%, Maturing May 21, 2007	3,481,975
	Petroleum Geo-Services ASA
2,650,000	Term Loan, 7.00%, Maturing December 16, 2012	2,685,611
	Targa Resources, Inc.
1,855,000	Term Loan, 6.83%, Maturing October 31, 2007	1,864,275
1,410,000	Term Loan, 4.40%, Maturing October 31, 2012	1,429,681
2,528,663	Term Loan, 7.09%, Maturing October 31, 2012	2,563,958

	Universal Compression, Inc.
$1,141,377	Term Loan, 6.03%, Maturing February 15, 2012	$1,155,074
	Williams Production RMT Co.
6,399,548	Term Loan, 6.82%, Maturing May 30, 2008	6,477,546
		$32,675,275
Publishing — 5.7%
	American Media Operations, Inc.
1,000,000	Term Loan, 7.38%, Maturing January 31, 2013	1,012,813
	CBD Media, LLC
3,886,975	Term Loan, 6.99%, Maturing December 31, 2009	3,947,709
	Dex Media East, LLC
4,090,901	Term Loan, 6.36%, Maturing May 8, 2009	4,131,810
	Dex Media West, LLC
3,673,868	Term Loan, 6.34%, Maturing March 9, 2010	3,711,756
	F&W Publications
1,000,000	Term Loan, 7.47%, Maturing August 5, 2012	992,500
	Hanley-Wood, LLC
60,927	Term Loan, 0.00%, Maturing August 1, 2012 (2)	61,257
514,073	Term Loan, 6.67%, Maturing August 1, 2012	516,858
	Herald Media, Inc.
1,000,000	Term Loan, 10.28%, Maturing January 22, 2012	1,012,188
	Liberty Group Operating, Inc.
1,479,942	Term Loan, 6.88%, Maturing February 28, 2012	1,494,464
	Medianews Group, Inc.
557,788	Term Loan, 5.85%, Maturing August 25, 2010	559,416
	Merrill Communications, LLC
5,481,926	Term Loan, 6.86%, Maturing May 5, 2011	5,544,453
	Nebraska Book Co., Inc.
1,466,344	Term Loan, 6.52%, Maturing March 4, 2011	1,484,674
	R.H. Donnelley Corp.
154,591	Term Loan, 6.28%, Maturing December 31, 2009	155,338
9,802,112	Term Loan, 6.26%, Maturing June 30, 2011	9,892,125
	Source Media, Inc.
1,400,473	Term Loan, 6.85%, Maturing November 8, 2011	1,419,729
	Xerox Corp.
2,000,000	Term Loan, 6.35%, Maturing September 30, 2008	2,017,708
	Xsys US, Inc.
1,254,256	Term Loan, 6.77%, Maturing December 31, 2012	1,266,015
1,281,126	Term Loan, 7.27%, Maturing December 31, 2013	1,299,542
		$40,520,355
Radio and Television — 6.3%
	Adams Outdoor Advertising, L.P.
3,545,891	Term Loan, 6.62%, Maturing November 18, 2012	3,597,601
	ALM Media Holdings, Inc.
1,191,000	Term Loan, 7.03%, Maturing March 5, 2010	1,193,978

	Block Communications, Inc.
$950,000	Term Loan, 6.53%, Maturing December 22, 2011	$963,063
	DirecTV Holdings, LLC
3,993,333	Term Loan, 6.05%, Maturing April 13, 2013	4,043,873
	Emmis Operating Co.
1,316,327	Term Loan, 6.32%, Maturing November 10, 2011	1,326,302
	Entravision Communications Corp.
1,471,313	Term Loan, 6.03%, Maturing September 29, 2013	1,482,808
	Gray Television, Inc.
1,425,000	Term Loan, 6.03%, Maturing November 22, 2015	1,436,400
	HIT Entertainment, Inc.
1,318,375	Term Loan, 6.86%, Maturing March 20, 2012	1,329,252
	NEP Supershooters, L.P.
1,916,927	Term Loan, 12.53%, Maturing August 3, 2011	1,907,343
	Nexstar Broadcasting, Inc.
2,038,103	Term Loan, 6.28%, Maturing October 1, 2012	2,050,417
2,074,688	Term Loan, 6.28%, Maturing October 1, 2012	2,087,223
	NextMedia Operating, Inc.
310,760	Term Loan, 6.57%, Maturing November 15, 2012	313,479
138,115	Term Loan, 6.57%, Maturing November 15, 2012	139,324
	PanAmSat Corp.
6,880,035	Term Loan, 6.49%, Maturing August 20, 2011	6,972,489
	Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 9.46%, Maturing October 6, 2013	613,969
	Paxson Communcations Corp.
2,775,000	Term Loan, 7.78%, Maturing January 15, 2012	2,783,672
	Rainbow National Services, LLC
3,573,000	Term Loan, 7.56%, Maturing March 31, 2012	3,621,014
	Raycom TV Broadcasting, Inc.
2,000,000	Term Loan, 3.81%, Maturing October 6, 2011	2,006,250
4,000,000	Term Loan, 4.56%, Maturing February 24, 2012	4,027,500
	SFX Entertainment
1,575,000	Term Loan, 6.82%, Maturing June 21, 2013	1,577,953
	Young Broadcasting, Inc.
810,925	Term Loan, 6.81%, Maturing November 3, 2012	813,966
		$44,287,876
Rail Industries — 0.7%
	Kansas City Southern Industries, Inc.
757,350	Term Loan, 6.08%, Maturing March 30, 2008	761,768
	Railamerica, Inc.
3,829,898	Term Loan, 7.06%, Maturing September 29, 2011	3,890,537
452,731	Term Loan, 7.06%, Maturing September 29, 2011	459,899
		$5,112,204

Retailers (Except Food and Drug) — 5.7%
	Advance Stores Company, Inc.
$163,511	Term Loan, 6.11%, Maturing September 30, 2010	$165,147
97,199	Term Loan, 6.13%, Maturing September 30, 2010	98,171
	Alimentation Couche-Tard, Inc.
3,617,857	Term Loan, 6.38%, Maturing December 17, 2010	3,664,589
	American Achievement Corp.
1,990,320	Term Loan, 6.92%, Maturing March 25, 2011	2,025,151
	Amscan Holdings, Inc.
1,600,000	Term Loan, 7.77%, Maturing December 23, 2012	1,586,000
	Coinmach Laundry Corp.
3,900,000	Term Loan, 7.13%, Maturing December 15, 2012	3,965,001
	FTD, Inc.
1,360,734	Term Loan, 6.92%, Maturing February 28, 2011	1,377,318
	Harbor Freight Tools USA, Inc.
2,230,621	Term Loan, 6.82%, Maturing July 15, 2010	2,256,273
	Home Interiors & Gifts, Inc.
2,822,835	Term Loan, 9.81%, Maturing March 31, 2011	2,632,293
	Josten’s Corp.
5,424,563	Term Loan, 6.78%, Maturing October 4, 2010	5,504,803
	Mapco Express, Inc.
673,615	Term Loan, 7.26%, Maturing April 28, 2011	682,877
	Mauser Werke GMBH & Co. KG
1,300,000	Term Loan, 7.52%, Maturing December 3, 2011	1,308,125
	Movie Gallery, Inc.
1,179,075	Term Loan, 8.28%, Maturing April 27, 2011	1,093,715
	Neiman Marcus Group, Inc.
1,020,570	Term Loan, 6.95%, Maturing April 5, 2013	1,036,516
	Oriental Trading Co., Inc.
2,163,253	Term Loan, 6.81%, Maturing August 4, 2010	2,182,181
	Rent-A-Center, Inc.
3,949,875	Term Loan, 6.27%, Maturing June 30, 2010	3,995,792
	Savers, Inc.
720,993	Term Loan, 7.61%, Maturing August 4, 2009	728,653
1,500,000	Term Loan, 12.22%, Maturing August 4, 2010	1,531,875
	Sears Canada, Inc.
1,000,000	Term Loan, 0.00%, Maturing December 22, 2012 (2)	1,011,250
	Travelcenters of America, Inc.
3,440,000	Term Loan, 6.28%, Maturing November 30, 2008	3,479,990
		$40,325,720
Steel — 0.1%
	Gibraltar Industries, Inc.
975,000	Term Loan, 6.28%, Maturing December 8, 2010	982,313
		$982,313

Surface Transport — 0.7%
	Horizon Lines, LLC
$2,979,625	Term Loan, 6.78%, Maturing July 7, 2011	$3,021,837
	Sirva Worldwide, Inc.
2,074,246	Term Loan, 8.56%, Maturing December 1, 2010	2,003,375
		$5,025,212
Telecommunications — 5.2%
	AAT Communications Corp.
1,370,000	Term Loan, 7.56%, Maturing July 29, 2013	1,379,419
	Alaska Communications Systems Holdings, Inc.
1,105,000	Term Loan, 6.28%, Maturing February 11, 2012	1,115,498
	Cellular South, Inc.
1,325,770	Term Loan, 6.37%, Maturing May 4, 2011	1,344,000
	Centennial Cellular Operating Co., LLC
4,594,820	Term Loan, 6.64%, Maturing February 9, 2011	4,662,465
	Cincinnati Bell, Inc.
723,188	Term Loan, 6.17%, Maturing August 31, 2012	729,403
	Consolidated Communications, Inc.
4,496,651	Term Loan, 6.34%, Maturing April 14, 2011	4,548,174
	D&E Communications, Inc.
1,472,160	Term Loan, 6.72%, Maturing December 31, 2011	1,488,721
	Fairpoint Communications, Inc.
3,235,000	Term Loan, 6.31%, Maturing February 8, 2012	3,260,880
	Hawaiian Telcom Communications, Inc.
830,000	Term Loan, 6.78%, Maturing October 31, 2012	837,930
	Intelsat, Ltd.
1,994,962	Term Loan, 6.31%, Maturing July 28, 2011	2,018,030
	Iowa Telecommunications Services
688,000	Term Loan, 6.30%, Maturing November 23, 2011	695,998
	IPC Acquisition Corp.
499,866	Term Loan, 7.21%, Maturing August 5, 2011	506,427
	Madison River Capital, LLC
600,000	Term Loan, 6.80%, Maturing July 31, 2012	606,938
	NTelos, Inc.
1,341,450	Term Loan, 7.11%, Maturing February 18, 2011	1,356,206
	Qwest Corp.
4,000,000	Term Loan, 9.32%, Maturing June 4, 2007	4,109,500
	Triton PCS, Inc.
3,194,072	Term Loan, 7.86%, Maturing November 18, 2009	3,215,533
	Valor Telecom Enterprise, LLC
3,148,667	Term Loan, 6.32%, Maturing February 14, 2012	3,159,492
	Westcom Corp.
906,445	Term Loan, 7.54%, Maturing December 17, 2010	908,145
1,000,000	Term Loan, 11.79%, Maturing May 17, 2011	1,017,500
		$36,960,259

Utilities — 3.9%
	Allegheny Energy Supply Co., LLC
$4,445,491	Term Loan, 5.63%, Maturing July 21, 2011	$4,481,215
	Cellnet Technology, Inc.
651,725	Term Loan, 7.53%, Maturing April 26, 2012	662,316
	Cogentrix Delaware Holdings, Inc.
1,025,861	Term Loan, 6.28%, Maturing April 14, 2012	1,037,509
	Covanta Energy Corp.
1,160,976	Term Loan, 4.53%, Maturing June 24, 2012	1,181,293
783,018	Term Loan, 7.53%, Maturing June 24, 2012	796,721
800,000	Term Loan, 10.05%, Maturing June 24, 2013	815,000
	KGen, LLC
992,500	Term Loan, 7.15%, Maturing August 5, 2011	992,500
	La Paloma Generating Co., LLC
330,469	Term Loan, 6.28%, Maturing August 16, 2012	334,063
26,320	Term Loan, 6.28%, Maturing August 16, 2012	26,606
55,738	Term Loan, 6.33%, Maturing August 16, 2012	56,344
	Mirant North America, LLC
1,225,000	Term Loan, 6.32%, Maturing January 3, 2013	1,236,156
	NRG Energy, Inc.
8,850,000	Term Loan, 6.57%, Maturing February 1, 2013	8,958,784
2,050,000	Term Loan, 6.62%, Maturing February 1, 2013	2,070,980
	Pike Electric, Inc.
577,500	Term Loan, 6.13%, Maturing July 1, 2012	584,719
2,127,280	Term Loan, 6.13%, Maturing July 1, 2012	2,153,871
	Plains Resources, Inc.
684,347	Term Loan, 6.75%, Maturing August 12, 2011	689,908
	Reliant Energy, Inc.
661,724	Term Loan, 6.09%, Maturing December 22, 2010	661,052
	Wolf Hollow I L.P.
450,000	Term Loan, 6.72%, Maturing June 22, 2012	454,922
450,000	Term Loan, 6.75%, Maturing June 22, 2012	454,922
		$27,648,881
Total Senior, Floating Rate Interests (identified cost $960,254,761)		$967,079,232

Corporate Bonds & Notes — 13.9%

Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.3%
	Argo Tech Corp., Sr. Notes
$1,500	9.25%, 6/1/11	$1,597,500
	DRS Technologies, Inc.
90	7.625%, 2/1/18	92,925

	Sequa Corp.
$500	8.875%, 4/1/08	$526,250
		$2,216,675
Automotive — 0.7%
	Altra Industrial Motion, Inc.
70	9.75%, 12/1/11	70,000
	Arvin Industries, Inc., Sr. Notes
65	6.75%, 3/15/08	66,219
	ArvinMeritor, Inc.
255	6.625%, 6/15/07	258,825
	Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13 (5)	110,000
	Dana Credit Corp.
110	8.375%, 8/15/07 (5)	96,800
	Ford Motor Credit Co.
220	6.50%, 1/25/07	217,364
795	7.375%, 10/28/09	734,927
375	7.875%, 6/15/10	347,130
	Ford Motor Credit Co., Variable Rate
1,100	7.68%, 11/2/07	1,079,231
	General Motors Acceptance Corp.
270	6.125%, 9/15/06	266,771
45	7.00%, 2/1/12	40,382
755	8.00%, 11/1/31	691,263
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
455	9.75%, 11/1/13	399,262
	Metaldyne Corp.
220	10.00%, 11/1/13	202,400
	Tenneco Automotive, Inc., Series B
45	10.25%, 7/15/13	50,062
	Tenneco Automotive, Inc., Sr. Sub. Notes
280	8.625%, 11/15/14	280,000
	Visteon Corp., Sr. Notes
200	8.25%, 8/1/10	160,000
		$5,070,636
Brokers / Dealers / Investment Houses — 0.0%
	E*Trade Financial Corp., Sr. Notes
15	8.00%, 6/15/11	15,862
		$15,862
Building and Development — 0.5%
	Coleman Cable, Inc., Sr. Notes
115	9.875%, 10/1/12	96,169
	Collins & Aikman Floor Cover
400	9.75%, 2/15/10	380,000

	General Cable Corp., Sr. Notes
$130	9.50%, 11/15/10	$140,400
	MAAX Corp., Sr. Sub. Notes
600	9.75%, 6/15/12	507,000
	Mueller Group, Inc., Sr. Sub. Notes
600	10.00%, 5/1/12	660,000
	Mueller Holdings, Inc., Disc. Notes
120	14.75%, 4/15/14	97,800
	Nortek, Inc., Sr. Sub Notes
530	8.50%, 9/1/14	531,325
	NTK Holdings, Inc., Sr. Disc. Notes
250	10.75%, 3/1/14	176,250
	Panolam Industries International, Sr. Sub. Notes
300	10.75%, 10/1/13 (5)	289,500
	RMCC Acquisition Co., Sr. Sub. Notes
710	9.50%, 11/1/12 (5)	724,200
	Stanley-Martin Co.
90	9.75%, 8/15/15 (5)	81,000
		$3,683,644
Business Equipment and Services — 0.7%
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
80	9.25%, 2/15/13 (5)	79,600
	Knowledge Learning Center, Sr. Sub. Notes
180	7.75%, 2/1/15 (5)	172,800
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,040	9.875%, 8/15/11	1,086,800
	Safety Products Holdings
298	11.75%, 1/1/12	298,095
	Sungard Data Systems, Inc., Sr. Notes
445	9.125%, 8/15/13 (5)	475,594
	Sungard Data Systems, Inc., Sr. Notes, Variable Rate
110	9.431%, 8/15/13 (5)	116,600
	Sungard Data Systems, Inc., Sr. Sub. Notes
820	10.25%, 8/15/15 (5)	864,075
	United Rentals North America, Inc.
80	6.50%, 2/15/12	80,300
	United Rentals North America, Inc., Sr. Sub. Notes
1,000	7.75%, 11/15/13	1,008,750
670	7.00%, 2/15/14	652,412
		$4,835,026
Cable and Satellite Television — 0.7%
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
1,000	8.75%, 11/15/13	980,000
785	8.75%, 11/15/13 (5)	769,300
	CSC Holdings, Inc., Sr. Notes, Series B
115	7.625%, 4/1/11	116,437

	Insight Communications, Sr. Disc. Notes
$295	12.25%, 2/15/11	$314,175
	Kabel Deutschland GMBH
220	10.625%, 7/1/14 (5)	235,950
	UGS Corp.
2,140	10.00%, 6/1/12	2,356,675
		$4,772,537
Chemicals and Plastics — 1.0%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
435	9.625%, 6/15/14	488,831
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B
1,004	10.50%, 10/1/14	785,630
	Hexion US Finance / Nova Scotia
1,115	9.00%, 7/15/14	1,152,631
	Ineos Group Holdings PLC
660	8.50%, 2/15/16 (5)	650,100
	Nova Chemicals Corp.
330	7.561%, 11/15/13	338,250
	OM Group, Inc.
2,010	9.25%, 12/15/11	2,020,050
	Polyone Corp., Sr. Notes
950	10.625%, 5/15/10	1,023,625
70	8.875%, 5/1/12	71,750
	Rhodia SA, Sr. Notes
101	10.25%, 6/1/10	114,130
	Rockwood Specialties Group, Sr. Sub. Notes
328	10.625%, 5/15/11	362,440
	Solo Cup Co., Sr. Sub. Notes
275	8.50%, 2/15/14	246,125
		$7,253,562
Clothing / Textiles — 0.5%
	Levi Strauss & Co., Sr. Notes
740	12.25%, 12/15/12	849,150
360	9.75%, 1/15/15	385,200
	Levi Strauss & Co., Sr. Notes, Variable Rate
425	9.28%, 4/1/12	440,937
	Oxford Industries, Inc., Sr. Notes
1,110	8.875%, 6/1/11	1,148,850
	Perry Ellis International, Inc., Sr. Sub. Notes
205	8.875%, 9/15/13	203,975
	Phillips Van-Heusen, Sr. Notes
50	7.25%, 2/15/11	51,625
	Quiksilver, Inc.
155	6.875%, 4/15/15	150,350
		$3,230,087

Conglomerates — 0.2%
	Amsted Industries, Inc., Sr. Notes
$1,000	10.25%, 10/15/11 (5)	$1,090,000
	Goodman Global Holdings, Sr. Notes, Variable Rate
180	7.491%, 6/15/12	184,050
		$1,274,050
Containers and Glass Products — 0.1%
	Intertape Polymer US, Inc., Sr. Sub. Notes
950	8.50%, 8/1/14	940,500
		$940,500
Ecological Services and Equipment — 0.2%
	Aleris International, Inc.
265	10.375%, 10/15/10	292,825
238	9.00%, 11/15/14	252,280
	Waste Services, Inc., Sr. Sub Notes
515	9.50%, 4/15/14	530,450
		$1,075,555
Electronic / Electric — 0.1%
	Advanced Micro Devices, Inc., Sr. Notes
358	7.75%, 11/1/12	381,270
	Amkor Technologies, Inc., Sr. Notes
5	7.125%, 3/15/11	4,725
55	7.75%, 5/15/13	52,387
	CPI Holdco, Inc., Sr. Notes, Variable Rate
110	10.561%, 2/1/15	114,400
	Solectron Corp., Sr. Sub. Notes
65	8.00%, 3/15/16 (5)	66,300
		$619,082
Equipment Leasing — 0.2%
	Hertz Corp., Sr. Notes
870	8.875%, 1/1/14 (5)	913,500
	Hertz Corp., Sr. Sub. Notes
535	10.50%, 1/1/16 (5)	579,137
		$1,492,637
Financial Intermediaries — 1.1%
	Alzette, Variable Rate
750	8.691%, 12/15/20 (5)	767,812
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	6.73%, 2/24/19 (5)	760,722
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	6.55%, 4/15/19 (5)	1,000,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	6.65%, 1/15/19 (5)	1,003,880

	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
$1,000	9.957%, 3/8/17	$1,018,750
	Centurion CDO 9 Ltd., Series 2005-9A
750	8.30%, 7/17/19	745,725
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	6.94%, 7/27/16 (5)	1,000,000
	Residential Capital Corp.
175	6.875%, 6/30/15 (5)	183,946
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	6.55%, 3/21/17 (5)	1,003,100
		$7,483,935
Food Products — 0.1%
	American Seafoods Group, LLC
35	10.125%, 4/15/10	36,881
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
440	11.50%, 11/1/11	355,300
	Pierre Foods, Inc., Sr. Sub. Notes
40	9.875%, 7/15/12	41,700
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
115	8.25%, 12/1/13	113,275
	WH Holdings Ltd. / WH Capital Corp., Sr. Notes
300	9.50%, 4/1/11	325,500
		$872,656
Food Service — 0.0%
	EPL Finance Corp., Sr. Notes
235	11.75%, 11/15/13 (5)	244,400
		$244,400
Food / Drug Retailers — 0.2%
	General Nutrition Centers, Inc.
105	8.625%, 1/15/11	105,525
	Rite Aid Corp.
385	7.125%, 1/15/07	389,812
510	6.125%, 12/15/08 (5)	493,425
215	8.125%, 5/1/10	220,375
		$1,209,137
Forest Products — 0.4%
	Caraustar Industries, Inc., Sr. Sub. Notes
215	9.875%, 4/1/11	227,094
	JSG Funding PLC, Sr. Notes
365	9.625%, 10/1/12	384,162
	Newark Group, Inc., Sr. Sub. Notes
245	9.75%, 3/15/14	214,375
	NewPage Corp.
580	10.00%, 5/1/12	609,000
225	10.93%, 5/1/12	237,375

	Stone Container Corp.
$530	7.375%, 7/15/14	$494,225
	Stone Container Corp., Sr. Notes
915	9.25%, 2/1/08	957,319
		$3,123,550
Healthcare — 1.0%
	Accellent, Inc.
395	10.50%, 12/1/13 (5)	416,725
	AMR HoldCo, Inc. / EmCare HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	347,750
	CDRV Investors, Inc., Sr. Disc. Notes
45	9.625%, 1/1/15	31,050
	Healthsouth Corp., Sr. Notes
315	7.375%, 10/1/06	319,725
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
550	8.75%, 2/15/12	547,250
	National Mentor, Inc.
250	9.625%, 12/1/12	267,500
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13 (5)	224,400
	Service Corp. International, Sr. Notes
440	7.50%, 6/15/17 (5)	451,550
	Tenet Healthcare Corp., Sr. Notes
215	6.50%, 6/1/12	195,112
45	9.50%, 2/1/15	45,225
	US Oncology, Inc.
390	9.00%, 8/15/12	419,250
1,840	10.75%, 8/15/14	2,042,400
	Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes
990	9.00%, 10/1/14	1,037,025
	Ventas Realty L.P. / Capital Corp., Sr. Notes
155	7.125%, 6/1/15	163,137
	VWR International, Inc., Sr. Sub. Notes
180	8.00%, 4/15/14	180,900
		$6,688,999
Home Furnishings — 0.0%
	Fedders North America, Inc.
15	9.875%, 3/1/14	9,375
	Steinway Musical Instruments, Sr. Notes
175	7.00%, 3/1/14 (5)	177,187
		$186,562
Industrial Equipment — 0.2%
	Case New Holland, Inc., Sr. Notes
220	9.25%, 8/1/11	237,050
655	7.125%, 3/1/14 (5)	659,912

	Chart Industries, Inc., Sr. Sub. Notes
$215	9.125%, 10/15/15 (5)	$223,600
	Milacron Escrow Corp.
90	11.50%, 5/15/11	81,000
	Thermadyne Holdings Corp., Sr. Sub. Notes
465	9.25%, 2/1/14	418,500
		$1,620,062
Leisure Goods / Activities / Movies — 0.5%
	AMC Entertainment, Inc., Sr. Sub. Notes
440	9.875%, 2/1/12	420,750
	AMC Entertainment, Inc., Variable Rate
65	8.999%, 8/15/10	67,600
	Marquee Holdings, Inc., Sr. Disc. Notes
385	12.00%, 8/15/14	237,256
	Samsonite Corp., Sr. Sub. Notes
1,035	8.875%, 6/1/11	1,099,687
	Six Flags Theme Parks, Inc., Sr. Notes
400	8.875%, 2/1/10	405,000
370	9.625%, 6/1/14	377,400
	Universal City Development Partners, Sr. Notes
280	11.75%, 4/1/10	313,250
	Universal City Florida Holding, Sr. Notes, Variable Rate
485	9.43%, 5/1/10	494,700
		$3,415,643
Lodging and Casinos — 0.8%
	CCM Merger, Inc.
135	8.00%, 8/1/13 (5)	135,000
	Chukchansi EDA, Sr. Notes, Variable Rate
310	8.06%, 11/15/12 (5)	319,300
	Greektown Holdings, LLC, Sr. Notes
225	10.75%, 12/1/13 (5)	232,875
	Host Marriot L.P., Series O
35	6.375%, 3/15/15	35,088
	Inn of the Mountain Gods, Sr. Notes
585	12.00%, 11/15/10	620,831
	Kerzner International, Sr. Sub. Notes
1,200	6.75%, 10/1/15	1,197,000
	Majestic Star Casino, LLC
210	9.50%, 10/15/10	225,750
	Majestic Star, LLC / Capital II
275	9.75%, 1/15/11 (5)	283,938
	Meristar Hospitality Corp.
185	9.00%, 1/15/08	197,025
135	9.125%, 1/15/11	157,275
	Meristar Hospitality Operations / Finance
151	10.50%, 6/15/09	161,381

	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
$110	8.00%, 4/1/12	$116,188
	San Pasqual Casino
345	8.00%, 9/15/13 (5)	353,625
	Trump Entertainment Resorts, Inc.
1,105	8.50%, 6/1/15	1,107,763
	Tunica-Biloxi Gaming Authority, Sr. Notes
265	9.00%, 11/15/15 (5)(6)	272,950
	Waterford Gaming, LLC, Sr. Notes
400	8.625%, 9/15/12 (5)	425,500
	Wynn Las Vegas, LLC
120	6.625%, 12/1/14	118,800
		$5,960,289
Nonferrous Metals / Minerals — 0.0%
	Alpha Natural Resources, Sr. Notes
90	10.25%, 6/1/12	99,450
	Novelis, Inc., Sr. Notes
110	7.75%, 2/15/15 (5)	107,250
		$206,700
Oil and Gas — 0.6%
	Allis-Chalmers Energy, Inc., Sr. Notes
290	9.00%, 1/15/14 (5)	291,450
	Aventine Renewable Energy Holdings, Inc., Variable Rate
110	10.491%, 12/15/11 (5)	116,600
	Clayton Williams Energy, Inc.
130	7.75%, 8/1/13	128,700
	Copano Energy, LLC, Sr. Notes
75	8.125%, 3/1/16 (5)	78,375
	Denbury Resources, Inc., Sr. Sub. Notes
110	7.50%, 12/15/15	115,775
	El Paso Corp.
245	9.625%, 5/15/12 (5)	278,688
	El Paso Production Holding Co.
280	7.75%, 6/1/13	296,800
	Encore Acquisition Co., Sr. Sub Notes
265	7.25%, 12/1/17	270,963
	Giant Industries
90	8.00%, 5/15/14	94,500
	Hanover Compressor Co., Sr. Sub. Notes
155	0.00%, 3/31/07	143,375
	Ocean Rig Norway AS, Sr. Notes
110	8.375%, 7/1/13 (5)	119,350
	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	123,750
	Petrobras International Finance Co.
60	7.75%, 9/15/14	67,350

	Semgroup L.P., Sr. Notes
$290	8.75%, 11/15/15 (5)	$301,600
	Transmontaigne, Inc., Sr. Sub. Notes
625	9.125%, 6/1/10	645,313
	United Refining Co., Sr. Notes
460	10.50%, 8/15/12	493,350
	VeraSun Energy Corp.
335	9.875%, 12/15/12 (5)	358,450
	Williams Cos., Inc. (The)
90	8.75%, 3/15/32	109,350
		$4,033,739
Publishing — 0.5%
	American Media Operations, Inc., Series B
830	10.25%, 5/1/09	744,925
	CBD Media, Inc., Sr. Sub. Notes
135	8.625%, 6/1/11	137,869
	Houghton Mifflin Co., Sr. Sub. Notes
670	9.875%, 2/1/13	733,650
	R.H. Donnelley Corp., Sr. Disc. Notes
235	6.875%, 1/15/13 (5)	222,075
420	6.875%, 1/15/13 (5)	396,900
	R.H. Donnelley Corp., Sr. Notes
655	8.875%, 1/15/16 (5)	686,931
	Xerox Corp.
220	9.75%, 1/15/09	242,550
		$3,164,900
Radio and Television — 0.6%
	Advanstar Communications, Inc.
1,000	10.75%, 8/15/10	1,095,000
	CanWest Media, Inc.
290	8.00%, 9/15/12	298,700
	LBI Media, Inc.
180	10.125%, 7/15/12	193,500
	Rainbow National Services, LLC, Sr. Notes
115	8.75%, 9/1/12 (5)	124,488
	Rainbow National Services, LLC, Sr. Sub. Debs.
1,470	10.375%, 9/1/14 (5)	1,670,288
	Sirius Satellite Radio, Sr. Notes
770	9.625%, 8/1/13	758,450
		$4,140,426
Rail Industries — 0.0%
	TFM SA de C.V., Sr. Notes
95	12.50%, 6/15/12	107,825
		$107,825

Retailers (Except Food and Drug) — 0.4%
	Affinity Group, Inc., Sr. Sub. Notes
$710	9.00%, 2/15/12	$713,550
	GSC Holdings Corp.
1,175	8.00%, 10/1/12 (5)	1,177,938
	GSC Holdings Corp., Variable Rate
410	8.405%, 10/1/11 (5)	420,763
	Neiman Marcus Group, Inc., Sr. Notes
325	9.00%, 10/15/15 (5)	344,906
	Neiman Marcus Group, Inc., Sr. Sub. Notes
435	10.375%, 10/15/15 (5)	460,013
		$3,117,170
Steel — 0.0%
	RathGibson, Inc., Sr. Notes
260	11.25%, 2/15/14 (5)	264,550
		$264,550
Surface Transport — 0.3%
	Horizon Lines, LLC
1,808	9.00%, 11/1/12	1,921,000
		$1,921,000
Telecommunications — 1.8%
	AirGate PCS, Inc., Variable Rate
120	8.35%, 10/15/11	124,950
	Alamosa Delaware, Inc., Sr. Notes
560	11.00%, 7/31/10	627,200
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
265	10.125%, 6/15/13	291,500
	Digicel Ltd., Sr. Notes
200	9.25%, 9/1/12 (5)	211,000
	Inmarsat Finance PLC
731	7.625%, 6/30/12	757,499
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
545	9.614%, 1/15/12 (5)	558,625
	Intelsat Ltd., Sr. Notes
1,255	5.25%, 11/1/08	1,192,250
	IWO Holdings, Inc.
220	10.75%, 1/15/15	163,900
	LCI International, Inc., Sr. Notes
50	7.25%, 6/15/07	50,813
	New Skies Satellites NV, Sr. Notes, Variable Rate
215	9.573%, 11/1/11	223,063
	New Skies Satellites NV, Sr. Sub. Notes
540	9.125%, 11/1/12	583,200

	Qwest Communications International, Inc.
$15	7.50%, 11/1/08	$15,038
110	7.25%, 2/15/11	112,888
1,990	7.50%, 2/15/14	2,054,675
	Qwest Corp., Sr. Notes
505	7.625%, 6/15/15	544,138
	Qwest Corp., Sr. Notes, Variable Rate
1,025	8.16%, 6/15/13 (5)	1,124,938
	Rogers Wireless, Inc., Sr. Sub. Notes
185	8.00%, 12/15/12	198,413
	Rogers Wireless, Inc., Variable Rate
1,617	7.616%, 12/15/10	1,681,680
	Rural Cellular Corp., Variable Rate
1,000	8.991%, 3/15/10	1,025,000
	UbiquiTel Operating Co., Sr. Notes
1,110	9.875%, 3/1/11	1,226,550
		$12,767,320
Utilities — 0.2%
	Dynegy Holdings, Inc., Debs.
430	7.625%, 10/15/26	421,400
	Mirant North America, LLC, Sr. Notes
100	7.375%, 12/31/13 (5)	103,125
	NRG Energy, Inc., Sr. Notes
520	7.375%, 2/1/16	536,900
		$1,061,425
Total Corporate Bonds & Notes (identified cost $96,217,134)		$98,070,141

Convertible Bonds — 0.1%

Principal Amount (000’s omitted)	Security	Value
$40	Amkor Technologies, Inc.	$40,100
345	L-3 Communications Corp. (5)	355,782
15	Nortel Networks Ltd.	14,231
Total Convertible Bonds (identified cost, $402,845)		$410,113

Common Stocks — 0.1%

Shares	Security	Value
107	Crown Castle International Corp. (4)	$3,353
36,116	Trump Entertainment Resorts, Inc. (4)	668,146
Total Common Stocks (identified cost, $448,619)		$671,499

Preferred Stocks — 0.0%

Shares	Security	Value
1,029	Crown Castle International Corp., (PIK)	$56,595
Total Preferred Stocks (identified cost, $49,123)		$56,595

Warrants — 0.0%

Shares/Rights	Security	Value
101	Gate Gourmet Borrower, LLC, Exp. 12/19/12 (6)	$0
Total Warrants (identified cost, $0)		$—

Closed-End Investment Companies — 3.2%

Shares	Security	Value
162,500	Citigroup Investments Corporate Loan Fund, Inc.	$2,136,875
343,600	First Trust / Four Corners Senior Floating Rate Income Fund II	6,150,440
150,400	Floating Rate Income Strategies Fund II, Inc.	2,671,104
52,200	Floating Rate Income Strategies Fund, Inc.	929,682
505,500	ING Prime Rate Trust	3,548,610
147,040	Pioneer Floating Rate Trust	2,632,016
600,000	Van Kampen Senior Income Trust	4,908,000
Total Closed-End Investment Companies (identified cost, $23,165,046)		$22,976,727

Miscellaneous — 0.0%

Shares	Security	Value
590,000	Trump Atlantic City (4)(6)	$22,715
Total Miscellaneous (identified cost, $0)		$22,715

Commercial Paper — 5.6%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$16,575,000	03/06/06	AIG Funding, Inc.	4.49%	$16,564,664
23,000,000	03/01/06	General Electric Capital Corp.	4.56%	23,000,000
Total Commercial Paper (at amortized cost)				$39,564,664

Short-Term Investments — 1.1%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	03/01/06	Investors Bank and Trust Company, Time Deposit	4.57%	$2,000,000
5,997,000	03/01/06	Societe Generale, Time Deposit	4.563%	5,997,000
Total Short-Term Investments (at amortized cost)				$7,997,000
Gross Investments — 160.7% (identified cost $1,128,099,191)				$1,136,848,686
Less Unfunded Loan Commitments — (0.8)%				$(5,660,920)
Net Investments — 159.9% (identified cost $1,122,438,271)				$1,131,187,766
Other Assets, Less Liabilities — 1.7%				$11,871,434
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.6)%				$(435,653,552)
Net Assets Applicable to Common Shares — 100.0%				$707,405,648

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)		Non-income producing security.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $27,722,387 or 3.9% of the Trust’s net assets.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.

A summary of financial instruments at February 28, 2006 is as follows:

Credit Default Swaps

Notional	Date		Net Unrealized
Amount	Expiration	Description	Depreciation
1,400,000 USD	3/20/2009	Agreement with Lehman Brothers Special Financing, Inc. dated 9/24/2004 to receive 2.30% per year times the notional amount. The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	$(7,095)
2,000,000 USD	3/20/2010	Agreement with Lehman Brothers Special Financing, Inc. dated 3/15/2005 to receive 2.20% per year times the notional amount. The Trust makes payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(12,962)

At February 28, 2006 the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,123,935,901
Gross unrealized appreciation	$10,645,935
Gross unrealized depreciation	(3,394,070)
Net unrealized appreciation	$7,251,865

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	April 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 24, 2006